Financing and Interest - Schedule of Financing and Interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financing and Interest [Abstract]
Interest on the senior secured notes	$ 38,536	$ 45,270
Other interest	2,477	1,636
Interest expenses	41,013	46,906
Amortization of debt issuance costs and redemption premium (Note 7)	34,077	10,655
Accretion of decommissioning obligations (Note 9)	1,832	2,286
Accretion of lease liabilities (Note 8)	648	1,613
Financing expenses	36,557	14,554
Financing and interest expenses	$ 77,570	$ 61,460